FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Corporate borrowings	$ 1,795	$ 693
Municipal Bonds And Collateralized Mortgage Obligations
Disclosure of other provisions [line items]
Fair value	21
Commercial Mortgage Loans
Disclosure of other provisions [line items]
Fair value	1,400
Federal Home Loan Bank Agreements
Disclosure of other provisions [line items]
Maximum borrowing capacity	903
American National
Disclosure of other provisions [line items]
Corporate borrowings	1,500
Lease liabilities	14
Capital commitments	1,900
Expected to be funded	852
Guarantees outstanding	121
Total cash value of related life insurance policies	141
American National | Letters Of Credit
Disclosure of other provisions [line items]
Corporate borrowings	4	4
Subsidiaries | Loan commitment agreements
Disclosure of other provisions [line items]
Derivative counterparty credit risk	489	463
Corporate borrowings	$ 119	$ 81